Quarterly Holdings Report
for
Fidelity® Mid Cap Index Fund
January 31, 2022
MCX-NPRT3-0422
1.929302.110
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 0.1%
Lumen Technologies, Inc.	2,325,732	28,746,048
Entertainment - 0.9%
Live Nation Entertainment, Inc. (a)	312,273	34,197,016
Madison Square Garden Sports Corp. (a)(b)	43,109	7,159,112
Playtika Holding Corp.	236,569	4,028,770
Roku, Inc. Class A (a)	264,712	43,426,004
Skillz, Inc. (a)(b)	556,292	2,675,765
Spotify Technology SA (a)	309,604	60,762,881
Take-Two Interactive Software, Inc. (a)	258,839	42,278,762
World Wrestling Entertainment, Inc. Class A (b)	99,660	4,977,020
Zynga, Inc. (a)	2,347,903	21,295,480
		220,800,810
Interactive Media & Services - 0.8%
IAC (a)	173,286	23,660,470
Match Group, Inc. (a)	640,029	72,131,268
Pinterest, Inc. Class A (a)	1,263,562	37,350,893
TripAdvisor, Inc. (a)(b)	227,827	6,185,503
Twitter, Inc. (a)	1,768,064	66,320,081
Vimeo, Inc. (a)	347,995	5,098,127
		210,746,342
Media - 1.7%
Altice U.S.A., Inc. Class A (a)	498,118	7,182,862
Cable One, Inc.	12,228	18,888,958
Discovery Communications, Inc.:
Class A (a)	371,246	10,361,476
Class C (non-vtg.) (a)	722,102	19,749,490
DISH Network Corp. Class A (a)	561,619	17,634,837
Fox Corp.:
Class A	720,873	29,274,653
Class B	340,199	12,648,599
Interpublic Group of Companies, Inc.	884,911	31,449,737
Liberty Broadband Corp.:
Class A (a)	54,749	8,012,516
Class C (a)	317,543	47,126,557
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	446,715	26,905,644
Liberty Media Class A (a)	55,064	3,017,507
Liberty SiriusXM Series A (a)	209,095	9,670,644
Liberty SiriusXM Series C (a)	360,834	16,789,606
Loyalty Ventures, Inc. (a)	45,644	1,337,826
News Corp.:
Class A	877,512	19,515,867
Class B	280,480	6,237,875
Nexstar Broadcasting Group, Inc. Class A	88,934	14,707,905
Omnicom Group, Inc.	475,802	35,856,439
Sirius XM Holdings, Inc.	1,982,229	12,606,976
The New York Times Co. Class A	374,117	14,975,904
ViacomCBS, Inc.:
Class A (b)	28,770	1,052,407
Class B	1,309,328	43,797,022
		408,801,307
TOTAL COMMUNICATION SERVICES		869,094,507
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.6%
Aptiv PLC (a)	610,413	83,370,208
BorgWarner, Inc.	541,021	23,723,771
Gentex Corp.	531,894	16,701,472
Lear Corp.	135,681	22,702,145
QuantumScape Corp. Class A (a)(b)	566,894	9,461,461
		155,959,057
Automobiles - 0.1%
Harley-Davidson, Inc.	346,291	11,971,280
Thor Industries, Inc. (b)	120,573	11,405,000
		23,376,280
Distributors - 0.5%
Genuine Parts Co.	313,775	41,804,243
LKQ Corp.	612,430	33,616,283
Pool Corp.	87,977	41,899,046
		117,319,572
Diversified Consumer Services - 0.4%
Bright Horizons Family Solutions, Inc. (a)	137,093	17,604,112
Chegg, Inc. (a)	270,033	7,147,774
Frontdoor, Inc. (a)	195,202	7,085,833
Grand Canyon Education, Inc. (a)	92,062	7,703,748
H&R Block, Inc.	401,381	9,175,570
Mister Car Wash, Inc.	178,464	3,069,581
Service Corp. International	363,970	22,464,228
Terminix Global Holdings, Inc. (a)	278,228	12,002,756
		86,253,602
Hotels, Restaurants & Leisure - 3.4%
ARAMARK Holdings Corp.	518,383	17,775,353
Boyd Gaming Corp.	184,881	10,993,024
Caesars Entertainment, Inc. (a)	462,353	35,203,557
Carnival Corp. (a)(b)	1,944,488	38,520,307
Chipotle Mexican Grill, Inc. (a)	63,452	94,263,022
Choice Hotels International, Inc.	78,281	11,225,495
Churchill Downs, Inc.	83,121	17,480,346
Darden Restaurants, Inc.	293,752	41,087,092
Domino's Pizza, Inc.	81,846	37,211,284
DraftKings, Inc. Class A (a)(b)	656,964	14,512,335
Expedia, Inc. (a)	328,309	60,175,757
Hilton Worldwide Holdings, Inc. (a)	619,073	89,833,683
Hyatt Hotels Corp. Class A (a)	113,146	10,365,305
Marriott Vacations Worldwide Corp.	94,221	15,299,606
MGM Resorts International	883,124	37,727,057
Norwegian Cruise Line Holdings Ltd. (a)(b)	829,696	17,282,568
Penn National Gaming, Inc. (a)	383,845	17,507,170
Planet Fitness, Inc. (a)	188,706	16,726,900
Royal Caribbean Cruises Ltd. (a)	497,678	38,724,325
Six Flags Entertainment Corp. (a)	175,805	6,942,539
Travel+Leisure Co.	191,528	10,878,790
Vail Resorts, Inc.	90,260	25,011,046
Wendy's Co.	400,553	9,224,736
Wyndham Hotels & Resorts, Inc.	206,110	17,302,935
Wynn Resorts Ltd. (a)	240,448	20,546,282
Yum China Holdings, Inc.	968,642	46,659,485
Yum! Brands, Inc.	662,231	82,891,454
		841,371,453
Household Durables - 1.5%
D.R. Horton, Inc.	742,183	66,217,567
Garmin Ltd.	342,176	42,573,538
Leggett & Platt, Inc.	302,110	12,039,084
Lennar Corp.:
Class A	604,163	58,066,106
Class B	36,147	2,918,147
Mohawk Industries, Inc. (a)	124,363	19,633,187
Newell Brands, Inc.	860,822	19,979,679
NVR, Inc. (a)	7,129	37,977,751
PulteGroup, Inc.	569,829	30,024,290
Tempur Sealy International, Inc.	401,279	15,974,917
Toll Brothers, Inc.	251,350	14,822,110
TopBuild Corp. (a)(b)	74,645	17,366,159
Whirlpool Corp.	134,217	28,211,071
		365,803,606
Internet & Direct Marketing Retail - 0.5%
Doordash, Inc. (a)	331,905	37,667,898
Etsy, Inc. (a)	287,056	45,090,756
Qurate Retail, Inc. Series A	821,323	5,773,901
Wayfair LLC Class A (a)(b)	172,694	26,926,448
		115,459,003
Leisure Products - 0.4%
Brunswick Corp.	175,796	15,960,519
Hasbro, Inc.	290,652	26,879,497
Hayward Holdings, Inc. (b)	116,353	2,290,991
Mattel, Inc. (a)	763,205	15,966,249
Peloton Interactive, Inc. Class A (a)(b)	572,939	15,658,423
Polaris, Inc.	130,554	14,699,075
YETI Holdings, Inc. (a)	195,825	12,842,204
		104,296,958
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	503,438	66,061,134
Kohl's Corp.	340,670	20,341,406
Nordstrom, Inc. (a)(b)	252,566	5,682,735
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	155,198	7,440,192
		99,525,467
Specialty Retail - 2.9%
Advance Auto Parts, Inc.	142,291	32,941,789
AutoNation, Inc. (a)	93,401	10,180,709
AutoZone, Inc. (a)	47,314	93,982,164
Bath & Body Works, Inc.	551,297	30,911,223
Best Buy Co., Inc.	555,991	55,198,786
Burlington Stores, Inc. (a)	150,333	35,618,398
CarMax, Inc. (a)	369,263	41,050,968
Carvana Co. Class A (a)	177,068	28,695,640
Dick's Sporting Goods, Inc. (b)	142,304	16,421,882
Five Below, Inc. (a)	125,175	20,528,700
Floor & Decor Holdings, Inc. Class A (a)	230,444	25,053,872
Foot Locker, Inc.	204,243	9,125,577
GameStop Corp. Class A (a)(b)	145,313	15,828,945
Gap, Inc.	471,248	8,515,451
Leslie's, Inc. (a)(b)	302,849	6,308,345
Lithia Motors, Inc. Class A (sub. vtg.)	66,651	19,470,757
O'Reilly Automotive, Inc. (a)	150,444	98,051,877
Penske Automotive Group, Inc.	69,254	7,038,284
Petco Health & Wellness Co., Inc. (b)	128,132	2,402,475
RH (a)	39,752	16,012,901
Tractor Supply Co.	256,481	55,992,367
Ulta Beauty, Inc. (a)	120,382	43,787,749
Victoria's Secret & Co. (a)	169,257	9,449,618
Vroom, Inc. (a)(b)	107,335	860,827
Williams-Sonoma, Inc.	167,513	26,892,537
		710,321,841
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	334,003	20,063,560
Carter's, Inc.	93,718	8,727,020
Columbia Sportswear Co.	88,079	8,179,897
Deckers Outdoor Corp. (a)	62,004	19,855,541
Hanesbrands, Inc.	787,871	12,684,723
lululemon athletica, Inc. (a)	258,061	86,130,439
PVH Corp.	160,912	15,288,249
Ralph Lauren Corp.	108,424	12,017,716
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	297,159	12,480,678
Tapestry, Inc.	631,252	23,956,013
Under Armour, Inc.:
Class A (sub. vtg.) (a)	416,442	7,841,603
Class C (non-vtg.) (a)	476,831	7,624,528
VF Corp.	732,270	47,751,327
		282,601,294
TOTAL CONSUMER DISCRETIONARY		2,902,288,133
CONSUMER STAPLES - 3.7%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	21,342	8,981,354
Brown-Forman Corp.:
Class A	104,016	6,515,562
Class B (non-vtg.)	413,732	27,897,949
Molson Coors Beverage Co. Class B	406,769	19,386,611
		62,781,476
Food & Staples Retailing - 0.5%
Albertsons Companies, Inc.	350,112	9,855,653
Casey's General Stores, Inc.	83,139	15,614,336
Grocery Outlet Holding Corp. (a)(b)	199,809	5,071,152
Kroger Co.	1,672,564	72,907,065
U.S. Foods Holding Corp. (a)	500,396	17,643,963
		121,092,169
Food Products - 2.4%
Archer Daniels Midland Co.	1,259,005	94,425,375
Beyond Meat, Inc. (a)(b)	131,663	8,575,211
Bunge Ltd.	309,865	30,633,254
Campbell Soup Co.	443,166	19,552,484
Conagra Brands, Inc.	1,062,116	36,919,152
Darling Ingredients, Inc. (a)	366,196	23,352,319
Flowers Foods, Inc.	421,345	11,852,435
Freshpet, Inc. (a)	93,454	8,694,026
Hormel Foods Corp. (b)	639,504	30,357,255
Ingredion, Inc.	151,410	14,338,527
Kellogg Co.	568,094	35,789,922
Lamb Weston Holdings, Inc.	331,649	21,295,182
McCormick & Co., Inc. (non-vtg.)	564,464	56,621,384
Pilgrim's Pride Corp. (a)	106,847	2,988,511
Post Holdings, Inc. (a)	133,413	14,117,764
Seaboard Corp.	566	2,162,114
The Hain Celestial Group, Inc. (a)	209,212	7,642,514
The Hershey Co.	329,864	65,006,298
The J.M. Smucker Co.	237,269	33,355,276
Tyson Foods, Inc. Class A	648,180	58,913,080
		576,592,083
Household Products - 0.5%
Church & Dwight Co., Inc.	554,878	56,958,227
Reynolds Consumer Products, Inc.	122,125	3,696,724
Spectrum Brands Holdings, Inc.	95,503	8,536,058
The Clorox Co.	278,970	46,827,904
		116,018,913
Personal Products - 0.1%
Coty, Inc. Class A (a)	774,499	6,567,752
Herbalife Nutrition Ltd. (a)	230,169	9,784,484
Olaplex Holdings, Inc.	183,434	4,006,199
		20,358,435
TOTAL CONSUMER STAPLES		896,843,076
ENERGY - 4.7%
Energy Equipment & Services - 0.5%
Baker Hughes Co. Class A	1,670,044	45,826,007
Halliburton Co.	2,008,266	61,734,097
NOV, Inc.	875,163	14,370,176
		121,930,280
Oil, Gas & Consumable Fuels - 4.2%
Antero Midstream GP LP	755,765	7,519,862
APA Corp.	820,657	27,254,019
Cheniere Energy, Inc.	529,658	59,268,730
Continental Resources, Inc.	146,166	7,591,862
Coterra Energy, Inc.	1,801,695	39,457,121
Devon Energy Corp.	1,524,142	77,075,861
Diamondback Energy, Inc.	408,675	51,558,438
DT Midstream, Inc.	217,218	11,230,171
EQT Corp.	692,480	14,715,200
Hess Corp.	627,659	57,926,649
HollyFrontier Corp.	338,996	11,919,099
Marathon Oil Corp.	1,753,665	34,143,858
Marathon Petroleum Corp.	1,391,361	99,830,152
New Fortress Energy, Inc.	61,680	1,354,493
Occidental Petroleum Corp.	1,914,080	72,103,394
ONEOK, Inc.	1,001,907	60,795,717
Phillips 66 Co.	991,564	84,074,712
Pioneer Natural Resources Co.	488,012	106,820,947
Targa Resources Corp.	507,624	29,990,426
Texas Pacific Land Corp.	13,301	14,298,575
The Williams Companies, Inc.	2,747,912	82,272,485
Valero Energy Corp.	923,876	76,653,992
		1,027,855,763
TOTAL ENERGY		1,149,786,043
FINANCIALS - 13.0%
Banks - 3.5%
Bank of Hawaii Corp.	89,496	7,702,921
Bank OZK	272,941	12,787,286
BOK Financial Corp.	67,742	6,946,942
Citizens Financial Group, Inc.	962,855	49,558,147
Comerica, Inc.	296,154	27,477,168
Commerce Bancshares, Inc.	251,110	17,303,990
Cullen/Frost Bankers, Inc.	128,613	18,135,719
East West Bancorp, Inc.	319,061	27,547,727
Fifth Third Bancorp	1,538,558	68,665,844
First Citizens Bancshares, Inc.	27,529	21,447,293
First Hawaiian, Inc.	291,191	8,255,265
First Horizon National Corp.	1,215,280	20,793,441
First Republic Bank	402,791	69,920,490
FNB Corp., Pennsylvania	784,661	10,137,820
Huntington Bancshares, Inc.	3,252,651	48,984,924
KeyCorp	2,095,163	52,504,785
M&T Bank Corp.	290,527	49,209,463
PacWest Bancorp	260,880	12,112,658
Peoples United Financial, Inc.	965,895	18,719,045
Pinnacle Financial Partners, Inc.	167,752	16,223,296
Popular, Inc.	177,988	15,871,190
Prosperity Bancshares, Inc.	200,718	14,702,594
Regions Financial Corp.	2,176,508	49,929,094
Signature Bank	134,256	40,898,405
Sterling Bancorp	430,899	11,328,335
SVB Financial Group (a)	128,083	74,787,664
Synovus Financial Corp.	327,826	16,312,622
Umpqua Holdings Corp.	487,509	9,886,683
Webster Financial Corp.	204,482	11,616,622
Western Alliance Bancorp.	227,926	22,607,980
Wintrust Financial Corp.	127,682	12,521,774
Zions Bancorp NA	348,397	23,628,285
		868,525,472
Capital Markets - 3.8%
Affiliated Managers Group, Inc.	91,715	13,409,650
Ameriprise Financial, Inc.	252,809	76,932,307
Ares Management Corp.	320,927	25,584,300
Carlyle Group LP	366,432	18,706,354
Cboe Global Markets, Inc.	240,435	28,498,761
Evercore, Inc. Class A	86,285	10,770,094
FactSet Research Systems, Inc.	85,675	36,145,426
Franklin Resources, Inc.	653,888	20,904,799
Interactive Brokers Group, Inc.	182,495	12,444,334
Invesco Ltd.	758,465	17,186,817
Janus Henderson Group PLC	381,620	14,081,778
Jefferies Financial Group, Inc.	493,188	18,070,408
KKR & Co. LP	1,257,629	89,492,880
Lazard Ltd. Class A	226,268	9,874,336
LPL Financial	180,092	31,033,453
MarketAxess Holdings, Inc.	84,711	29,181,245
Morningstar, Inc.	52,746	15,159,728
MSCI, Inc.	181,493	97,302,027
NASDAQ, Inc.	262,858	47,106,782
Northern Trust Corp.	464,098	54,132,391
Raymond James Financial, Inc.	417,237	44,172,881
SEI Investments Co.	240,935	14,121,200
State Street Corp.	825,967	78,053,882
Stifel Financial Corp.	230,636	17,274,636
T. Rowe Price Group, Inc.	509,735	78,718,376
Tradeweb Markets, Inc. Class A	236,771	20,071,078
Virtu Financial, Inc. Class A	198,577	6,141,987
		924,571,910
Consumer Finance - 0.9%
Ally Financial, Inc.	784,401	37,431,616
Credit Acceptance Corp. (a)(b)	18,278	9,862,078
Discover Financial Services	662,478	76,681,829
OneMain Holdings, Inc.	254,013	13,122,312
SLM Corp.	659,476	12,094,790
Synchrony Financial	1,236,165	52,648,267
Upstart Holdings, Inc. (a)(b)	103,405	11,272,179
		213,113,071
Diversified Financial Services - 0.4%
Apollo Global Management, Inc.	834,735	58,431,450
Equitable Holdings, Inc.	826,110	27,790,340
Voya Financial, Inc.	249,786	16,975,457
		103,197,247
Insurance - 4.0%
AFLAC, Inc.	1,476,797	92,772,388
Alleghany Corp. (a)	30,068	19,965,152
American Financial Group, Inc.	152,408	19,855,714
Arch Capital Group Ltd. (a)	838,601	38,843,998
Arthur J. Gallagher & Co.	463,296	73,172,970
Assurant, Inc.	128,790	19,641,763
Assured Guaranty Ltd.	153,256	8,167,012
Axis Capital Holdings Ltd.	175,921	10,023,979
Brighthouse Financial, Inc. (a)	183,570	9,995,387
Brown & Brown, Inc.	529,248	35,078,557
Cincinnati Financial Corp.	338,217	39,852,109
CNA Financial Corp.	62,128	2,852,296
Erie Indemnity Co. Class A	56,980	10,490,018
Everest Re Group Ltd.	88,003	24,940,050
Fidelity National Financial, Inc.	614,062	30,918,022
First American Financial Corp.	239,338	17,833,074
Globe Life, Inc.	227,106	23,232,944
GoHealth, Inc. (a)(b)	241,603	666,824
Hanover Insurance Group, Inc.	80,649	11,126,336
Hartford Financial Services Group, Inc.	767,909	55,189,620
Kemper Corp.	138,152	8,286,357
Lemonade, Inc. (a)(b)	61,353	1,959,001
Lincoln National Corp.	408,514	28,587,810
Loews Corp.	480,636	28,674,744
Markel Corp. (a)	30,442	37,527,071
Mercury General Corp. (b)	60,559	3,310,155
Old Republic International Corp.	629,229	16,127,139
Primerica, Inc.	88,683	13,687,334
Principal Financial Group, Inc.	592,114	43,259,849
Prudential Financial, Inc.	854,414	95,326,970
Reinsurance Group of America, Inc.	154,289	17,717,006
RenaissanceRe Holdings Ltd.	103,735	16,304,030
Unum Group	466,496	11,839,668
W.R. Berkley Corp.	311,594	26,329,693
White Mountains Insurance Group Ltd.	6,721	6,996,292
Willis Towers Watson PLC	281,076	65,760,541
		966,311,873
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	1,178,846	17,553,017
Annaly Capital Management, Inc.	3,141,869	24,820,765
New Residential Investment Corp.	977,846	10,414,060
Starwood Property Trust, Inc.	655,853	16,232,362
		69,020,204
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	730,900	11,095,062
New York Community Bancorp, Inc.	1,024,573	11,946,521
Rocket Companies, Inc. (b)	316,487	4,000,396
TFS Financial Corp.	110,538	1,921,150
UWM Holdings Corp. Class A (b)	265,081	1,370,469
		30,333,598
TOTAL FINANCIALS		3,175,073,375
HEALTH CARE - 10.6%
Biotechnology - 1.6%
Alnylam Pharmaceuticals, Inc. (a)	268,400	36,931,840
BioMarin Pharmaceutical, Inc. (a)(b)	412,231	36,536,034
CureVac NV (a)(b)	102,312	1,975,645
Exact Sciences Corp. (a)(b)	389,090	29,710,912
Exelixis, Inc. (a)	699,337	12,658,000
Horizon Therapeutics PLC (a)	492,901	46,002,450
Incyte Corp. (a)	417,375	31,023,484
Ionis Pharmaceuticals, Inc. (a)	325,167	10,340,311
Iovance Biotherapeutics, Inc. (a)	364,328	6,066,061
Mirati Therapeutics, Inc. (a)(b)	97,654	11,650,122
Natera, Inc. (a)	192,547	13,603,446
Neurocrine Biosciences, Inc. (a)	211,435	16,707,594
Novavax, Inc. (a)(b)	170,809	16,004,803
Repligen Corp. (a)	124,254	24,644,538
Sage Therapeutics, Inc. (a)	115,239	4,542,721
Sarepta Therapeutics, Inc. (a)	188,881	13,518,213
Seagen, Inc. (a)	301,654	40,575,480
Ultragenyx Pharmaceutical, Inc. (a)(b)	150,382	10,516,213
United Therapeutics Corp. (a)	99,447	20,075,366
		383,083,233
Health Care Equipment & Supplies - 2.9%
Abiomed, Inc. (a)	100,419	29,710,970
Dentsply Sirona, Inc.	491,893	26,276,924
DexCom, Inc. (a)	218,212	93,935,902
Envista Holdings Corp. (a)	364,282	15,751,554
Figs, Inc. Class A (a)(b)	225,333	5,065,486
Globus Medical, Inc. (a)	177,874	11,869,532
Hologic, Inc. (a)	567,196	39,839,847
ICU Medical, Inc. (a)	45,224	9,648,993
IDEXX Laboratories, Inc. (a)	191,407	97,100,771
Insulet Corp. (a)	149,738	37,135,024
Integra LifeSciences Holdings Corp. (a)(b)	163,842	10,607,131
Masimo Corp. (a)	113,256	24,901,597
Novocure Ltd. (a)(b)	232,465	15,958,722
Penumbra, Inc. (a)(b)	78,535	17,749,695
Quidel Corp. (a)(b)	83,430	8,623,325
ResMed, Inc.	325,237	74,349,178
STERIS PLC	192,855	43,276,662
Tandem Diabetes Care, Inc. (a)	140,375	16,579,691
Teleflex, Inc.	105,999	32,879,830
The Cooper Companies, Inc.	109,282	43,527,021
Zimmer Biomet Holdings, Inc.	473,083	58,198,671
		712,986,526
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (a)	200,893	10,577,016
agilon health, Inc. (a)(b)	382,291	6,338,385
Amedisys, Inc. (a)	75,909	10,255,306
AmerisourceBergen Corp.	335,151	45,647,566
Cardinal Health, Inc.	638,680	32,936,728
Chemed Corp.	34,041	15,962,165
DaVita HealthCare Partners, Inc. (a)	152,207	16,494,673
Encompass Health Corp.	222,460	13,801,418
Guardant Health, Inc. (a)	208,103	14,473,564
Henry Schein, Inc. (a)	313,804	23,629,441
Laboratory Corp. of America Holdings (a)	218,141	59,194,742
McKesson Corp.	345,997	88,824,350
Molina Healthcare, Inc. (a)	130,354	37,865,230
Oak Street Health, Inc. (a)(b)	177,669	3,087,887
Premier, Inc.	275,153	10,516,348
Quest Diagnostics, Inc.	275,706	37,225,824
Signify Health, Inc. (b)	180,322	2,403,692
Universal Health Services, Inc. Class B	161,041	20,944,992
		450,179,327
Health Care Technology - 0.7%
Cerner Corp.	669,948	61,099,258
Certara, Inc. (a)	253,733	6,782,283
Change Healthcare, Inc. (a)	570,843	11,234,190
Definitive Healthcare Corp. (b)	28,707	628,109
Teladoc Health, Inc. (a)(b)	323,729	24,833,252
Veeva Systems, Inc. Class A (a)	310,642	73,479,259
		178,056,351
Life Sciences Tools & Services - 2.8%
10X Genomics, Inc. (a)	192,305	18,513,202
Adaptive Biotechnologies Corp. (a)	207,054	3,611,022
Agilent Technologies, Inc.	688,618	95,938,260
Avantor, Inc. (a)	1,363,206	50,888,480
Bio-Rad Laboratories, Inc. Class A (a)	47,815	28,676,090
Bio-Techne Corp.	88,707	33,390,202
Bruker Corp.	232,229	15,466,451
Charles River Laboratories International, Inc. (a)	112,911	37,233,531
IQVIA Holdings, Inc. (a)	431,215	105,604,554
Maravai LifeSciences Holdings, Inc. (a)	249,920	7,227,686
Mettler-Toledo International, Inc. (a)	51,233	75,449,814
PerkinElmer, Inc.	285,618	49,174,851
QIAGEN NV (a)	513,264	25,401,435
Sotera Health Co. (a)	226,549	4,873,069
Syneos Health, Inc. (a)	230,560	20,879,514
Waters Corp. (a)	136,734	43,771,288
West Pharmaceutical Services, Inc.	166,293	65,389,733
		681,489,182
Pharmaceuticals - 0.8%
Catalent, Inc. (a)	386,100	40,127,373
Elanco Animal Health, Inc. (a)	1,012,137	26,356,047
Jazz Pharmaceuticals PLC (a)	136,470	18,957,048
Nektar Therapeutics (a)(b)	255,749	2,843,929
Organon & Co.	575,217	18,355,174
Perrigo Co. PLC	263,465	10,030,113
Royalty Pharma PLC	738,370	29,542,184
Viatris, Inc.	2,748,967	41,152,036
		187,363,904
TOTAL HEALTH CARE		2,593,158,523
INDUSTRIALS - 15.0%
Aerospace & Defense - 1.1%
Axon Enterprise, Inc. (a)	147,270	20,607,491
BWX Technologies, Inc.	211,031	9,392,990
Curtiss-Wright Corp.	88,238	11,717,124
HEICO Corp.	101,759	13,878,910
HEICO Corp. Class A	177,804	19,505,099
Hexcel Corp.	191,453	9,988,103
Howmet Aerospace, Inc.	878,938	27,326,182
Huntington Ingalls Industries, Inc.	89,252	16,707,974
Mercury Systems, Inc. (a)	128,475	7,312,797
Spirit AeroSystems Holdings, Inc. Class A	245,375	10,754,786
Textron, Inc.	497,889	33,886,325
TransDigm Group, Inc. (a)	117,090	72,149,687
Virgin Galactic Holdings, Inc. (a)(b)	271,028	2,493,458
		255,720,926
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	291,008	30,453,987
Expeditors International of Washington, Inc.	379,639	43,461,073
GXO Logistics, Inc. (a)	219,081	17,791,568
		91,706,628
Airlines - 0.8%
Alaska Air Group, Inc. (a)	275,409	15,075,889
American Airlines Group, Inc. (a)(b)	1,434,737	23,630,118
Copa Holdings SA Class A (a)	71,748	5,996,698
Delta Air Lines, Inc. (a)	1,449,871	57,545,380
JetBlue Airways Corp. (a)	736,913	10,781,037
Southwest Airlines Co. (a)	1,337,320	59,858,443
United Airlines Holdings, Inc. (a)	726,645	31,158,538
		204,046,103
Building Products - 1.9%
A.O. Smith Corp.	298,861	22,838,958
Advanced Drain Systems, Inc.	136,774	15,467,772
Allegion PLC	202,885	24,900,076
Armstrong World Industries, Inc.	106,941	10,589,298
Builders FirstSource, Inc. (a)	427,867	29,090,677
Carlisle Companies, Inc.	115,465	25,799,500
Carrier Global Corp.	1,965,243	93,702,786
Fortune Brands Home & Security, Inc.	306,067	28,822,329
Lennox International, Inc.	74,512	21,133,093
Masco Corp.	549,818	34,819,974
Owens Corning	226,705	20,108,734
The AZEK Co., Inc. (a)	256,386	8,468,430
Trane Technologies PLC	539,663	93,415,665
Trex Co., Inc. (a)	262,072	23,971,726
		453,129,018
Commercial Services & Supplies - 1.1%
ADT, Inc.	366,492	2,781,674
Cintas Corp.	197,761	77,429,364
Clean Harbors, Inc. (a)	115,618	10,700,446
Copart, Inc. (a)	473,416	61,189,018
Driven Brands Holdings, Inc.	123,602	3,491,757
IAA, Inc. (a)	307,416	14,119,617
MSA Safety, Inc.	83,208	11,432,779
Republic Services, Inc.	473,949	60,504,329
Rollins, Inc.	515,218	15,894,475
Stericycle, Inc. (a)(b)	194,508	11,425,400
		268,968,859
Construction & Engineering - 0.3%
AECOM	307,612	21,265,218
MasTec, Inc. (a)	127,520	10,983,298
Quanta Services, Inc.	319,916	32,861,772
Valmont Industries, Inc.	47,031	10,216,544
		75,326,832
Electrical Equipment - 1.4%
Acuity Brands, Inc.	77,951	14,929,955
AMETEK, Inc.	519,935	71,111,510
ChargePoint Holdings, Inc. Class A (a)(b)	512,427	7,097,114
Fluence Energy, Inc.	78,521	1,468,343
Generac Holdings, Inc. (a)	138,916	39,227,100
Hubbell, Inc. Class B	121,743	22,801,246
nVent Electric PLC	374,406	12,950,704
Plug Power, Inc. (a)(b)	1,179,612	25,798,114
Regal Rexnord Corp.	152,367	24,147,122
Rockwell Automation, Inc.	262,146	75,817,866
Sensata Technologies, Inc. PLC (a)(b)	351,391	20,155,788
Shoals Technologies Group, Inc. (b)	240,052	4,047,277
Sunrun, Inc. (a)	471,495	12,225,865
Vertiv Holdings Co. (b)	728,755	15,201,829
		346,979,833
Machinery - 3.9%
AGCO Corp.	141,557	16,590,480
Allison Transmission Holdings, Inc.	236,186	8,972,706
Colfax Corp. (a)	266,014	10,938,496
Crane Co.	111,395	11,530,496
Cummins, Inc.	324,922	71,768,771
Donaldson Co., Inc.	278,793	15,517,618
Dover Corp.	323,212	54,916,951
Flowserve Corp.	297,504	9,704,580
Fortive Corp.	738,246	52,075,873
Gates Industrial Corp. PLC (a)	214,522	3,318,655
Graco, Inc.	377,628	27,400,688
IDEX Corp.	171,335	36,912,412
Ingersoll Rand, Inc.	916,910	51,539,511
ITT, Inc.	193,858	17,819,427
Lincoln Electric Holdings, Inc.	129,057	16,498,647
Middleby Corp. (a)	124,328	23,025,546
Nordson Corp.	130,686	30,389,722
Oshkosh Corp.	154,895	17,628,600
Otis Worldwide Corp.	961,458	82,137,357
PACCAR, Inc.	770,847	71,681,063
Parker Hannifin Corp.	291,066	90,233,371
Pentair PLC	373,896	23,817,175
Snap-On, Inc.	120,671	25,129,736
Stanley Black & Decker, Inc.	365,495	63,833,702
Timken Co.	146,390	9,778,852
Toro Co.	240,119	23,190,693
Westinghouse Air Brake Tech Co.	405,174	36,019,969
Woodward, Inc.	129,909	14,325,065
Xylem, Inc.	404,930	42,525,749
		959,221,911
Marine - 0.0%
Kirby Corp. (a)	135,333	8,821,005
Professional Services - 2.2%
Booz Allen Hamilton Holding Corp. Class A	301,136	23,106,165
CACI International, Inc. Class A (a)	52,357	12,956,263
Clarivate Analytics PLC (a)	986,315	16,234,745
CoStar Group, Inc. (a)	887,011	62,232,692
Dun & Bradstreet Holdings, Inc. (a)	365,561	7,333,154
Equifax, Inc.	274,009	65,696,398
FTI Consulting, Inc. (a)	75,478	11,005,447
IHS Markit Ltd.	844,464	98,624,951
Jacobs Engineering Group, Inc.	292,306	38,052,395
LegalZoom.com, Inc. (b)	57,374	911,099
Leidos Holdings, Inc.	319,586	28,586,968
Manpower, Inc.	123,078	12,907,190
Nielsen Holdings PLC	798,446	15,058,692
Robert Half International, Inc.	244,483	27,690,145
Science Applications International Corp.	131,463	10,783,910
TransUnion Holding Co., Inc.	433,009	44,651,888
Verisk Analytics, Inc.	359,033	70,417,142
		546,249,244
Road & Rail - 0.9%
AMERCO	20,113	12,247,811
J.B. Hunt Transport Services, Inc.	189,693	36,523,490
Knight-Swift Transportation Holdings, Inc. Class A	363,069	20,542,444
Landstar System, Inc.	86,191	13,790,560
Lyft, Inc. (a)	660,498	25,442,383
Old Dominion Freight Lines, Inc.	230,863	69,704,466
Ryder System, Inc.	118,420	8,667,160
Schneider National, Inc. Class B	116,370	2,979,072
TuSimple Holdings, Inc. (a)(b)	302,363	5,672,330
XPO Logistics, Inc. (a)	220,271	14,575,332
		210,145,048
Trading Companies & Distributors - 1.0%
Air Lease Corp. Class A	243,409	9,690,112
Core & Main, Inc. (b)	128,235	3,084,052
Fastenal Co.	1,295,466	73,427,013
MSC Industrial Direct Co., Inc. Class A	101,465	8,283,603
SiteOne Landscape Supply, Inc. (a)	99,669	17,952,380
United Rentals, Inc. (a)	163,780	52,429,254
Univar, Inc. (a)	378,148	10,020,922
W.W. Grainger, Inc.	103,617	51,301,813
Watsco, Inc.	73,428	20,747,816
		246,936,965
TOTAL INDUSTRIALS		3,667,252,372
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	544,558	67,694,005
Ciena Corp. (a)	348,621	23,117,059
CommScope Holding Co., Inc. (a)	450,060	4,226,063
F5, Inc. (a)	136,374	28,313,970
Juniper Networks, Inc.	733,628	25,544,927
Lumentum Holdings, Inc. (a)	164,188	16,661,798
Motorola Solutions, Inc.	375,301	87,047,314
Ubiquiti, Inc.	14,767	4,283,021
ViaSat, Inc. (a)	158,211	6,964,448
		263,852,605
Electronic Equipment & Components - 2.5%
Amphenol Corp. Class A	1,318,071	104,905,271
Arrow Electronics, Inc. (a)	155,734	19,311,016
Avnet, Inc.	224,169	9,047,461
CDW Corp.	306,333	57,912,254
Cognex Corp.	387,967	25,784,287
Coherent, Inc. (a)	55,095	14,240,956
Corning, Inc.	1,721,820	72,385,313
IPG Photonics Corp. (a)	82,237	12,703,149
Jabil, Inc.	330,709	20,335,296
Keysight Technologies, Inc. (a)	419,417	70,805,978
Littelfuse, Inc.	54,140	14,616,176
National Instruments Corp.	301,602	12,432,034
TD SYNNEX Corp.	93,848	9,813,685
Teledyne Technologies, Inc. (a)	103,883	43,779,413
Trimble, Inc. (a)	567,266	40,933,915
Vontier Corp.	383,022	10,766,748
Zebra Technologies Corp. Class A (a)	120,509	61,353,542
		601,126,494
IT Services - 3.3%
Akamai Technologies, Inc. (a)	364,419	41,744,196
Alliance Data Systems Corp.	111,686	7,710,801
Amdocs Ltd.	293,148	22,247,002
Broadridge Financial Solutions, Inc.	262,097	41,731,084
Cloudflare, Inc. (a)	585,353	56,428,029
Concentrix Corp.	95,373	19,169,019
DXC Technology Co. (a)	560,525	16,860,592
EPAM Systems, Inc. (a)	121,949	58,064,797
Euronet Worldwide, Inc. (a)	115,124	15,413,952
Fastly, Inc. Class A (a)(b)	208,163	5,965,952
FleetCor Technologies, Inc. (a)	180,254	42,947,318
Gartner, Inc. (a)	181,039	53,205,552
Genpact Ltd.	414,267	20,609,783
Globant SA (a)	91,808	23,427,565
GoDaddy, Inc. (a)	381,083	28,851,794
Jack Henry & Associates, Inc.	167,630	28,129,990
MongoDB, Inc. Class A (a)	143,812	58,259,679
Okta, Inc. (a)	285,905	56,577,740
Paychex, Inc.	728,516	85,790,044
Paysafe Ltd. (a)(b)	1,338,936	4,860,338
Sabre Corp. (a)(b)	721,097	6,598,038
Shift4 Payments, Inc. (a)(b)	99,246	5,232,249
SolarWinds, Inc. (b)	85,002	1,156,027
StoneCo Ltd. Class A (a)(b)	412,504	6,426,812
Switch, Inc. Class A	260,433	6,674,898
The Western Union Co.	915,970	17,320,993
Thoughtworks Holding, Inc. (b)	98,023	2,099,653
VeriSign, Inc. (a)	220,225	47,828,466
WEX, Inc. (a)	102,271	16,463,586
Wix.com Ltd. (a)	121,445	15,954,230
		813,750,179
Semiconductors & Semiconductor Equipment - 3.1%
Allegro MicroSystems LLC (a)	90,256	2,561,465
Azenta, Inc.	165,559	13,963,246
Cirrus Logic, Inc. (a)	128,260	11,471,574
Enphase Energy, Inc. (a)	298,653	41,951,787
Entegris, Inc.	304,126	36,446,460
First Solar, Inc. (a)(b)	240,077	18,817,235
GlobalFoundries, Inc. (b)	118,031	5,823,650
Marvell Technology, Inc.	1,852,531	132,270,701
Microchip Technology, Inc.	1,232,183	95,469,539
MKS Instruments, Inc.	124,691	19,368,253
Monolithic Power Systems, Inc.	101,318	40,824,062
onsemi (a)	957,376	56,485,184
Qorvo, Inc. (a)	250,597	34,401,956
Skyworks Solutions, Inc.	372,924	54,640,824
Teradyne, Inc.	368,324	43,252,287
Universal Display Corp.	98,083	15,056,721
Wolfspeed, Inc. (a)(b)	261,718	24,664,304
Xilinx, Inc.	556,320	107,675,736
		755,144,984
Software - 7.3%
Alteryx, Inc. Class A (a)(b)	108,964	6,218,575
Anaplan, Inc. (a)	329,572	15,911,736
ANSYS, Inc. (a)	197,124	67,024,131
Aspen Technology, Inc. (a)	151,149	22,696,534
Avalara, Inc. (a)	196,957	21,590,426
Bentley Systems, Inc. Class B (b)	312,977	12,572,286
Bill.Com Holdings, Inc. (a)	208,040	39,155,208
Black Knight, Inc. (a)	344,088	25,668,965
C3.Ai, Inc. (a)(b)	155,377	4,092,630
Cadence Design Systems, Inc. (a)	621,787	94,598,674
CDK Global, Inc.	268,761	11,548,660
Ceridian HCM Holding, Inc. (a)	297,483	22,555,161
Citrix Systems, Inc.	280,749	28,619,553
Coupa Software, Inc. (a)	155,746	20,912,015
Crowdstrike Holdings, Inc. (a)	446,558	80,666,237
Datadog, Inc. Class A (a)	575,873	84,140,804
Datto Holding Corp. (a)(b)	54,667	1,361,755
DocuSign, Inc. (a)	433,631	54,537,771
Dolby Laboratories, Inc. Class A	144,740	12,715,409
DoubleVerify Holdings, Inc. (a)(b)	118,901	3,288,802
Dropbox, Inc. Class A (a)	675,060	16,707,735
Duck Creek Technologies, Inc. (a)(b)	165,055	4,217,155
Dynatrace, Inc. (a)	446,849	24,514,136
Elastic NV (a)	170,446	15,894,090
Everbridge, Inc. (a)(b)	62,426	3,191,217
Fair Isaac Corp. (a)	60,044	29,721,180
Five9, Inc. (a)	153,281	19,267,422
Fortinet, Inc. (a)	302,892	90,031,618
Guidewire Software, Inc. (a)	190,587	19,218,793
HubSpot, Inc. (a)	102,103	49,907,946
Informatica, Inc. (b)	75,560	2,109,635
Jamf Holding Corp. (a)(b)	122,801	4,059,801
Mandiant, Inc. (a)	538,761	8,129,903
Manhattan Associates, Inc. (a)	143,059	19,151,308
McAfee Corp.	184,944	4,743,814
N-able, Inc. (a)(b)	93,803	1,046,841
nCino, Inc. (a)(b)	128,624	5,894,838
NCR Corp. (a)	289,325	11,011,710
New Relic, Inc. (a)	117,142	12,316,310
NortonLifeLock, Inc.	1,241,684	32,296,201
Nuance Communications, Inc. (a)	641,590	35,447,848
Nutanix, Inc. Class A (a)	480,699	13,142,311
Palantir Technologies, Inc. (a)	3,763,483	51,597,352
Palo Alto Networks, Inc. (a)	215,751	111,629,567
Paycom Software, Inc. (a)	114,996	38,558,159
Paycor HCM, Inc. (b)	75,622	1,961,635
Paylocity Holding Corp. (a)	89,211	18,197,260
Pegasystems, Inc.	92,938	9,221,308
Procore Technologies, Inc. (a)(b)	140,959	8,818,395
PTC, Inc. (a)	238,747	27,756,726
RingCentral, Inc. (a)	185,426	32,725,835
Smartsheet, Inc. (a)	280,463	17,450,408
Splunk, Inc. (a)(b)	367,573	45,549,646
SS&C Technologies Holdings, Inc.	505,614	40,383,390
Synopsys, Inc. (a)	343,254	106,580,367
Teradata Corp. (a)(b)	244,366	9,857,724
The Trade Desk, Inc. (a)	983,142	68,367,695
Tyler Technologies, Inc. (a)	91,058	43,143,280
Unity Software, Inc. (a)	341,921	35,952,993
Zendesk, Inc. (a)	270,255	26,622,820
Zscaler, Inc. (a)	178,842	45,982,067
		1,792,253,771
Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co.	2,933,707	47,907,435
HP, Inc.	2,607,596	95,777,001
NetApp, Inc.	502,202	43,445,495
Pure Storage, Inc. Class A (a)	605,301	16,034,423
Western Digital Corp. (a)	706,372	36,547,687
Xerox Holdings Corp.	327,566	6,914,918
		246,626,959
TOTAL INFORMATION TECHNOLOGY		4,472,754,992
MATERIALS - 5.6%
Chemicals - 2.8%
Albemarle Corp. U.S.	263,124	58,081,992
Ashland Global Holdings, Inc.	124,279	11,935,755
Axalta Coating Systems Ltd. (a)	466,984	13,827,396
Celanese Corp. Class A	245,679	38,254,677
CF Industries Holdings, Inc.	483,983	33,331,909
Corteva, Inc.	1,651,068	79,383,349
Diversey Holdings Ltd. (a)	178,007	1,958,077
Eastman Chemical Co.	303,344	36,076,702
Element Solutions, Inc.	523,273	11,742,246
FMC Corp.	286,842	31,658,752
Huntsman Corp.	468,396	16,782,629
International Flavors & Fragrances, Inc.	576,643	76,070,745
LyondellBasell Industries NV Class A	594,133	57,470,485
NewMarket Corp.	14,779	4,996,337
Olin Corp.	324,946	16,465,014
PPG Industries, Inc.	535,221	83,601,520
RPM International, Inc.	287,864	25,507,629
The Chemours Co. LLC	366,711	11,995,117
The Mosaic Co.	839,977	33,557,081
The Scotts Miracle-Gro Co. Class A	93,173	14,087,758
Valvoline, Inc.	407,079	13,409,182
Westlake Chemical Corp.	74,724	7,371,523
		677,565,875
Construction Materials - 0.5%
Eagle Materials, Inc.	90,293	13,169,234
Martin Marietta Materials, Inc.	140,789	54,783,816
Vulcan Materials Co.	299,761	57,047,516
		125,000,566
Containers & Packaging - 1.5%
Amcor PLC	3,475,608	41,742,052
Aptargroup, Inc.	148,529	17,422,452
Ardagh Group SA	38,734	796,177
Ardagh Metal Packaging SA (a)(b)	245,533	2,364,483
Avery Dennison Corp.	186,707	38,353,352
Ball Corp.	717,538	69,672,940
Berry Global Group, Inc. (a)	304,830	20,551,639
Crown Holdings, Inc.	278,135	31,818,644
Graphic Packaging Holding Co.	637,774	12,060,306
International Paper Co.	874,916	42,214,697
Packaging Corp. of America	212,023	31,937,024
Sealed Air Corp.	332,743	22,599,905
Silgan Holdings, Inc.	188,247	8,429,701
Sonoco Products Co.	222,610	12,608,630
WestRock Co.	597,498	27,580,508
		380,152,510
Metals & Mining - 0.7%
Alcoa Corp.	422,461	23,957,763
Cleveland-Cliffs, Inc. (a)	1,031,268	17,675,934
Nucor Corp.	646,144	65,519,002
Reliance Steel & Aluminum Co.	140,265	21,443,713
Royal Gold, Inc.	148,463	15,076,418
Steel Dynamics, Inc.	424,932	23,592,225
United States Steel Corp.	605,030	12,536,222
		179,801,277
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	197,460	13,119,242
Sylvamo Corp. (a)	80,713	2,404,440
		15,523,682
TOTAL MATERIALS		1,378,043,910
REAL ESTATE - 8.4%
Equity Real Estate Investment Trusts (REITs) - 7.8%
Alexandria Real Estate Equities, Inc.	348,546	67,910,703
American Campus Communities, Inc.	309,297	16,163,861
American Homes 4 Rent Class A	638,217	24,973,431
Americold Realty Trust	607,925	17,295,466
Apartment Income (REIT) Corp.	353,460	18,669,757
AvalonBay Communities, Inc.	314,417	76,790,064
Boston Properties, Inc.	353,117	39,577,353
Brixmor Property Group, Inc.	672,228	17,047,702
Camden Property Trust (SBI)	222,710	35,653,644
Cousins Properties, Inc.	335,252	12,927,317
CubeSmart	484,545	24,585,813
CyrusOne, Inc.	287,540	25,835,469
Douglas Emmett, Inc.	377,851	11,796,508
Duke Realty Corp.	854,767	49,388,437
EPR Properties	169,210	7,440,164
Equity Lifestyle Properties, Inc.	391,200	30,627,048
Equity Residential (SBI)	831,822	73,807,566
Essex Property Trust, Inc.	146,394	48,676,005
Extra Space Storage, Inc.	295,807	58,625,989
Federal Realty Investment Trust (SBI)	174,224	22,211,818
First Industrial Realty Trust, Inc.	289,191	17,577,029
Gaming & Leisure Properties	509,608	23,024,089
Healthcare Trust of America, Inc.	494,534	16,097,082
Healthpeak Properties, Inc.	1,217,557	43,064,991
Highwoods Properties, Inc. (SBI)	235,287	10,145,575
Host Hotels & Resorts, Inc. (a)	1,605,221	27,834,532
Hudson Pacific Properties, Inc. (b)	340,589	8,048,118
Invitation Homes, Inc.	1,346,518	56,526,826
Iron Mountain, Inc.	647,492	29,732,833
JBG SMITH Properties	282,217	7,732,746
Kilroy Realty Corp.	262,684	16,811,776
Kimco Realty Corp.	1,313,438	31,864,006
Lamar Advertising Co. Class A	194,282	21,518,674
Life Storage, Inc.	183,583	24,774,526
Medical Properties Trust, Inc.	1,340,055	30,499,652
Mid-America Apartment Communities, Inc.	260,081	53,753,541
National Retail Properties, Inc.	395,518	17,553,089
Omega Healthcare Investors, Inc.	546,291	17,197,241
Orion Office (REIT), Inc. (a)	127,566	2,122,698
Park Hotels & Resorts, Inc. (a)	551,152	10,030,966
Rayonier, Inc.	321,345	11,741,946
Realty Income Corp.	1,280,738	88,896,025
Regency Centers Corp.	380,438	27,296,427
Rexford Industrial Realty, Inc.	341,783	25,008,262
SBA Communications Corp. Class A	245,001	79,733,125
Simon Property Group, Inc.	737,564	108,569,421
SL Green Realty Corp.	152,754	11,077,720
Spirit Realty Capital, Inc.	279,728	13,275,891
Store Capital Corp.	557,062	17,664,436
Sun Communities, Inc. (b)	259,085	48,956,702
UDR, Inc.	693,435	39,414,845
Ventas, Inc.	903,171	47,886,126
VICI Properties, Inc. (b)	1,425,962	40,811,032
Vornado Realty Trust	390,370	16,009,074
Welltower, Inc.	985,356	85,361,390
Weyerhaeuser Co.	1,694,281	68,499,781
WP Carey, Inc.	416,241	32,300,302
		1,908,416,610
Real Estate Management & Development - 0.6%
CBRE Group, Inc.	753,696	76,379,553
Howard Hughes Corp. (a)	93,748	9,028,870
Jones Lang LaSalle, Inc. (a)	113,788	28,536,893
Opendoor Technologies, Inc. (a)(b)	1,061,757	10,543,247
Zillow Group, Inc.:
Class A (a)	142,947	7,127,337
Class C (a)(b)	380,282	19,196,635
		150,812,535
TOTAL REAL ESTATE		2,059,229,145
UTILITIES - 5.0%
Electric Utilities - 2.3%
Alliant Energy Corp.	564,261	33,776,663
Avangrid, Inc. (b)	128,364	5,997,166
Edison International	844,908	53,051,773
Entergy Corp.	453,891	50,731,397
Evergy, Inc.	515,811	33,507,083
Eversource Energy	776,731	69,509,657
FirstEnergy Corp.	1,230,469	51,630,479
Hawaiian Electric Industries, Inc.	238,312	10,128,260
IDACORP, Inc.	113,345	12,492,886
NRG Energy, Inc.	550,116	21,966,132
OGE Energy Corp.	448,732	17,015,917
PG&E Corp. (a)	3,382,013	43,255,946
Pinnacle West Capital Corp.	257,049	17,893,181
PPL Corp.	1,702,659	50,534,919
Xcel Energy, Inc.	1,219,851	84,974,821
		556,466,280
Gas Utilities - 0.2%
Atmos Energy Corp.	294,234	31,547,769
National Fuel Gas Co.	196,490	11,932,838
UGI Corp.	467,945	21,221,306
		64,701,913
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp.	290,618	9,944,948
The AES Corp.	1,489,692	33,041,369
Vistra Corp.	1,085,324	23,670,916
		66,657,233
Multi-Utilities - 1.8%
Ameren Corp.	574,367	50,969,328
CenterPoint Energy, Inc.	1,339,529	37,989,042
CMS Energy Corp.	652,852	42,030,612
Consolidated Edison, Inc.	802,057	69,337,828
DTE Energy Co.	435,365	52,431,007
MDU Resources Group, Inc.	455,602	13,381,031
NiSource, Inc.	887,017	25,883,156
Public Service Enterprise Group, Inc.	1,141,279	75,929,292
WEC Energy Group, Inc.	713,625	69,250,170
		437,201,466
Water Utilities - 0.4%
American Water Works Co., Inc.	410,872	66,068,218
Essential Utilities, Inc.	519,251	25,308,294
		91,376,512
TOTAL UTILITIES		1,216,403,404
TOTAL COMMON STOCKS (Cost $18,486,108,929)		24,379,927,480

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (c)	88,183,413	88,201,049
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	496,350,969	496,400,604
TOTAL MONEY MARKET FUNDS (Cost $584,597,737)		584,601,653

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $19,070,706,666)	24,964,529,133
NET OTHER ASSETS (LIABILITIES) - (2.1)% (e)	(522,625,359)
NET ASSETS - 100.0%	24,441,903,774

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	193	Mar 2022	50,753,210	1,087,566	1,087,566

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $2,912,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	43,980,920	2,994,551,034	2,950,330,905	40,402	-	-	88,201,049	0.2%
Fidelity Securities Lending Cash Central Fund 0.08%	646,407,750	2,844,644,391	2,994,651,537	1,221,157	-	-	496,400,604	1.6%
Total	690,388,670	5,839,195,425	5,944,982,442	1,261,559	-	-	584,601,653

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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